File Number: 85-11390

For the reporting period ended December 31, 2002

RECEIVED MAR 31 2003 SEC MAIL PROCESSING SECTION WASH. D.C. 181

03054058

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

Bankers Trust Company, NA

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

PROCESSED AUG 01 2003 THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☒ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)

- ☒ Comptroller of the Currency
- ☐ Federal Deposit Insurance Corporation
- ☐ Board of Governors of the Federal Reserve System
- ☐ Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

- ☒ Yes, filed amendment(s)
- ☐ No, failed to file amendment(s)
- ☐ Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 205

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 4088

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 0

c. Number of individual securityholder DRS accounts as of December 31: 0

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
0	0	0	0	75	25

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:	0	0	0	0	11542	195
b. Receives items for transfer but does not maintain the master securityholder files:	0	0	0	0	0	0
c. Does not receive items for transfer but maintains the master securityholder files:	0	0	0	0	0	0

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 0
   b. Number of issues for which DRS services were provided, as of December 31: 0
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues 13612
      ii. amount (in dollars) 139,969,426.92

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	N/A	
ii. Market value (in dollars)		

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 0

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

☒ Yes ☐ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

N/A

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

☒ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

   i. Provide the number of months during the reporting period in which the Registrant was **not** in compliance with the turnaround time for routine items according to Rule 17Ad-2. 0

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. 0

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: .... N/A
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): .... N/A

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
None		

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: 0

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form: Melissa A. Stover	Title: Assistant Vice-President, Corporate Trust Officer Telephone number: 515/245-5269
Name of Official responsible for Form: (First name, Middle name, Last name) Melissa A. Stover	Date signed (Month/Day/Year): March, 28th 2003

File Number	Supplement to Form TA-2
For the reporting period ended December 31,_____	Full Name of Registrant

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):

This report will provide assistance in completing the Securities and Exchange Commission's form TA-2.

Note: BondMaster keeps track of five different types of accounts: OTHER, GOVERNMENT, STATE or LOCAL, CMO and CORPORATION. No further breakdown is available.

.....TRANSFER PROCESSING

TOTAL NUMBER OF TRANSFERS: 205
(Includes transfers, exchanges and endorsements. Not original issuances)

.....SECURITY HOLDERS

This is a total number of security holders by category with a grand total. Each holder is reported once per loan.

LOAN TYPE 0 (Other)	
TYPE AGENT 1 (Principal Paying Agent (PPA) and Trustee):	982
TYPE AGENT 2 (Principal Paying Agent (PPA)):	276
TYPE AGENT 3 (Fiscal Agent):	1
TYPE AGENT 4 (Co-Paying Agent (CPA)):	0
Individual holder accounts for LOAN TYPE 0 (Other):	1259
LOAN TYPE 1 (Govt)	
TYPE AGENT 1 (Principal Paying Agent (PPA) and Trustee):	227
TYPE AGENT 2 (Principal Paying Agent (PPA)):	7
TYPE AGENT 3 (Fiscal Agent):	0
TYPE AGENT 4 (Co-Paying Agent (CPA)):	0
Individual holder accounts for LOAN TYPE 1 (Govt):	234
LOAN TYPE 2 (State/Local)	
TYPE AGENT 1 (Principal Paying Agent (PPA) and Trustee):	276
TYPE AGENT 2 (Principal Paying Agent (PPA)):	2319
TYPE AGENT 3 (Fiscal Agent):	0
TYPE AGENT 4 (Co-Paying Agent (CPA)):	0
Individual holder accounts for LOAN TYPE 2 (State/Local):	2595

TOTAL number of securityholder accounts: 4088

....LOST HOLDERS

TOTAL COUNT LOST HOLDERS:	0
ESCHEATED IN LAST YEAR:	0

1 TA-2 REPORTING

03/28/2003 For Period 01/01/2002 to 12/31/2002

....REGISTERED ISSUES

Registered loans where Type Agent is PPA & TTE, PPA, and FISCAL AGENCY.

Number of securities issues for LOAN TYPE 0 (Other):	195
Number of securities issues for LOAN TYPE 1 (Govt):	173
Number of securities issues for LOAN TYPE 2 (State/Local):	11369
TOTAL Number of REGISTERED security issues: (PPA & TTE, PPA, and FISCAL AGENCY)	11737

Registered loans where Type Agent is Copaying Agency.

TOTAL number of REGISTERED security issues: (COPAYING AGENCY)	0

....INTEREST PAID

Total number of issues paying interest in 2002:	13612
Total REGISTERED interest paid (due 2002):	139,969,426.90
Total MODIFICATIONS to 2002 REGISTERED interest:	0.00